Related-Party Transactions - Narrative (Details) - Affiliated Entity - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020
Reinsurance Agreement
Related Party Transaction [Line Items]
Reinsured risk, percentage	70.00%	60.00%
State Farm | Advanced Commission Payment
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 20.0
Hagerty, Inc. | Markel
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling interest	23.40%
Hagerty, Inc. | State Farm
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling interest	15.00%